Consolidated Statements of Changes in Equity/ (Deficit) - CNY (¥) ¥ in Thousands	Ordinary shares		Treasury stock	Additional paid-in capital	Accumulated other comprehensive income	Statutory reserves	Retained earnings/ (accumulated deficit)	Total equity/(deficit) attributable to the shareholders of the Company	Non- controlling interests	Total
Balance at Dec. 31, 2019				¥ 221,791		¥ 29,101	¥ (180,769)	¥ 70,123	¥ 86	¥ 70,209
Balance (in Shares) at Dec. 31, 2019	70,488,700	[1]
Net income from continuing operations							78,799	78,799	101	78,900
Net income (loss) from discontinued operations							2,019	2,019		2,019
Other comprehensive income					144			144		144
Transfer to statutory reserve						12,490	(12,490)
Distribution to the Parent							(89,083)	(89,083)		(89,083)
Dividend declared				(157,663)				(157,663)		(157,663)
Balance at Dec. 31, 2020				64,128	144	41,591	(201,524)	(95,661)	187	(95,474)
Balance (in Shares) at Dec. 31, 2020	70,488,700	[1]
Net income from continuing operations							57,781	57,781		57,781
Issuance of common stocks-cash	¥ 6			325,071				325,077		325,077
Issuance of common stocks-cash (in Shares)	23,532,390	[1]	(7,182,390)
Shareholder interest on acquisition of subsidiary - discontinued operations							(32,989)	(32,989)		(32,989)
Non-controlling interests on acquisition of subsidiary - discontinued operations									(837)	(837)
Net income (loss) from discontinued operations							(5,088)	(5,088)		(5,088)
Other comprehensive income					318			318		318
Transfer to statutory reserve						7,469	(7,469)
Distribution to the Parent							(18,424)	(18,424)		(18,424)
Balance at Dec. 31, 2021	¥ 6			389,199	462	49,060	(207,713)	231,014	(650)	230,364
Balance (in Shares) at Dec. 31, 2021	94,021,090	[1]	(7,182,390)
Net income from continuing operations							45,016	45,016	1,081	46,097
Issuance of common stocks-cash				(533)				(533)		(533)
Issuance of common stocks-cash (in Shares)	108,209		(108,209)
Disposition of discontinued operation				(30,977)			7,285	(23,692)		(23,692)
Net income (loss) from discontinued operations							(14,976)	(14,976)		(14,976)
Other comprehensive income					1,968			1,968		1,968
Transfer to statutory reserve						5,306	(5,306)
Dividend declared							(8,564)	(8,564)		(8,564)
Balance at Dec. 31, 2022	¥ 6			¥ 357,689	¥ 2,430	¥ 54,366	¥ (184,258)	¥ 230,233	¥ 431	¥ 230,664
Balance (in Shares) at Dec. 31, 2022	94,129,299		(7,290,599)

[1]	Number of ordinary shares reflect on a retrospective basis the effect of shares issued in connection with the Corporate Restructuring in January 2021.